Significant Accounting Policies (Details) - Schedule of property and equipment	12 Months Ended
Dec. 31, 2022
Computers and electronic equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment	3.00%
Computers and electronic equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment	7.00%
Office furniture and lab equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment	5.00%
Office furniture and lab equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment	17.00%
Vehicles [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment	7.00%
Equipment and machinery [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment	5.00%
Equipment and machinery [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment	10.00%
Land [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment [Line Items]
Property and equipment